Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 3,660	$ 3,573	$ 3,838	$ 11,004	$ 13,722
Interest expense		767	826	1,109	2,525	5,470
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		3,198	3,098	3,342	9,552	11,775
Interest expense		661	703	990	2,178	5,174
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		81	83	132	262	578
Other [member]
Analysis Of Income And Expense [line items]
Interest income		381	392	364	1,190	1,369
Interest expense		$ 106	$ 123	$ 119	$ 347	$ 296

[1]	Interest income included $3.3 billion for the quarter ended July 31, 2021 (April 30, 2021: $3.2 billion; July 31, 2020: $3.5 billion) and $9.8 billion for the nine months ended July 31, 2021 (July 31, 2020: $12.4 billion) calculated based on the effective interest rate method.